Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

In accordance with the requirements of Item 402(v) of Regulation S-K, the following table sets forth required information concerning the compensation of our named executive officers for each of the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025, and our financial performance for each such fiscal year:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(3)(4)	Total Shareholder Return ($) (5)	Peer Group Total Shareholder Return ($) (5)	Net Income (Loss) ($M)(6)	Company Selected Measure: Revenue ($M)(7)	Supplemental Measure: Adjusted EBITDA ($M)(8)
2025	7,108,558	8,191,019	2,268,379	331,848	415.6	268.23	(10.8)	361.1	69.6
2024	11,189,636	21,772,553	4,063,575	7,854,766	561.72	287.31	40.8	366.1	65.9
2023	6,796,272	1,255,074	3,624,547	1,282,427	348.14	238.72	(43.4)	307.5	21.8
2022	5,461,705	11,246,769	2,494,059	4,810,568	422.20	142.94	(24.3)	257.8	28.9
2021	5,909,698	19,315,371	2,622,014	9,474,437	343.00	219.51	(51.3)	190.3	9.1

(1)
Our principal executive officer (“PEO”) in all reporting years is Chris Diorio, Ph.D. Our non-PEO named executive officers (“Non-PEO NEOs”) for the 2025 reporting year are Cary Baker, Hussein Mecklai and Cathal Phelan. Our Non-PEO NEOs for the 2024 and 2023 reporting years are Cary Baker, Jeffrey Dossett, Hussein Mecklai and Cathal Phelan. Our Non-PEO NEOs for the 2022 reporting year are Cary Baker, Jeffrey Dossett and Hussein Mecklai. Our Non-PEO NEOs for the 2021 reporting year are Cary Baker and Jeffrey Dossett.
(2)
CAP does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of SCT total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below:

Adjustments to Determine PEO Compensation Actually Paid	2025	2024	2023	2022	2021
Summary Compensation Table Total for PEO ($)	7,108,558	11,189,636	6,796,272	5,461,705	5,909,698
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	6,643,537	9,785,191	6,364,870	4,617,789	5,460,661
Plus Year-End Fair Value of Equity Awards Granted During	6,950,744	11,502,652	3,568,455	9,045,148	10,187,649

Adjustments to Determine PEO Compensation Actually Paid	2025	2024	2023	2022	2021
Year That Remained Unvested as of Last Day of Year
Plus Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	2,402,646	5,424,739	(2,682,482)	3,847,161	6,657,732
Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	(1,627,392)	3,440,717	(62,301)	2,489,456)	2,020,953
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	-	-	-	-	-
Plus Value of Dividends or Other Earnings Paid on Equity Awards Prior to the Vesting Date That Are Not Otherwise Reflected in Total Compensation	-	-	-	-	-
Compensation Actually Paid to PEO ($)	8,191,019	21,772,553	1,255,074	11,246,769	19,315,371

(3) The fair value of stock options reported for CAP purposes is estimated using a Black-Scholes option pricing model for the purposes of this PVP calculation in accordance with the SEC rules. Stock options were a component of CAP in 2024, 2023, 2022 and 2021. We estimate the fair value of options using the Black-Scholes option-pricing model with the following assumptions for the periods presented:

Grant Year	2025	2024	2023	2022	2021
Volatility		69.19-71.94%	68.3 - 78.41%	66.64 - 77.33%	67.05 - 80.73%
Expected life in years		3.04-3.27 years	3.04 - 3.78 years	2.98 - 4.29 years	3.10 - 4.94 years
Expected dividend yield		0.00%	0.00%	0.00%	0.00%
Risk-free rate		4.01-4.77%	3.54 - 5.44%	1.00 - 4.57%	0.06 - 1.44%

(4) This figure is the average of compensation actually paid for the Non-PEO NEOs in each covered year. CAP does not mean that these Non-PEO NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of SCT total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below:

Adjustments to Determine Average Non-PEO NEO Compensation Actually Paid	2025	2024	2023	2022	2021
Average Summary Compensation Table Total for Non-PEO NEOs ($)	2,268,379	4,063,575	3,624,547	2,494,059	2,622,014
Minus Non-PEO NEO Average Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	1,890,484	3,134,122	3,250,029	1,977,919	2,260,819
Plus Non-PEO NEO Average Year-End Fair Value of Equity Awards Granted During Year	2,026,013	3,684,211	1,916,487	3,605,709	4,384,115

Adjustments to Determine Average Non-PEO NEO Compensation Actually Paid	2025	2024	2023	2022	2021
That Remained Unvested as of Last Day of Year
Plus Non-PEO NEO Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	443,190	2,092,757	(809,715)	1,795,035	3,474,821
Plus Non-PEO NEO Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	(758,230)	1,148,345	(198,863)	(1,106,316)	1,254,306
Minus Non-PEO NEO Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	1,757,020	-	-	-	-
Plus Non-PEO NEO Average Value of Dividends or Other Earnings Paid on Equity Awards Prior to the Vesting Date That Are Not Otherwise Reflected in Total Compensation	-	-	-	-	-
Average Compensation Actually Paid to Non-PEO NEOs ($)	331,848	7,854,766	1,282,427	4,810,568	9,474,437

(5) TSR is determined based on the value of an initial fixed investment of $100 in our common stock on December 31 of the year prior to the earliest year for which disclosure is required, assuming the reinvestment of any dividends. The peer group is made up of the PHLX Semiconductor Sector Index, which is the peer group we used for the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2025.

(6) The dollar amounts reported represent our net loss as reflected in our audited financial statements.

(7) The dollar amounts reported represent our revenue as reflected in our audited financial statements.

(8) Adjusted EBITDA is a non-GAAP financial measure. For a reconciliation of non-GAAP financial measures, see Appendix A.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Our non-PEO named executive officers (“Non-PEO NEOs”) for the 2025 reporting year are Cary Baker, Hussein Mecklai and Cathal Phelan. Our Non-PEO NEOs for the 2024 and 2023 reporting years are Cary Baker, Jeffrey Dossett, Hussein Mecklai and Cathal Phelan. Our Non-PEO NEOs for the 2022 reporting year are Cary Baker, Jeffrey Dossett and Hussein Mecklai. Our Non-PEO NEOs for the 2021 reporting year are Cary Baker and Jeffrey Dossett.
Peer Group Issuers, Footnote	TSR is determined based on the value of an initial fixed investment of $100 in our common stock on December 31 of the year prior to the earliest year for which disclosure is required, assuming the reinvestment of any dividends. The peer group is made up of the PHLX Semiconductor Sector Index, which is the peer group we used for the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2025.
PEO Total Compensation Amount	$ 7,108,558	$ 11,189,636	$ 6,796,272	$ 5,461,705	$ 5,909,698
PEO Actually Paid Compensation Amount	$ 8,191,019	21,772,553	1,255,074	11,246,769	19,315,371
Adjustment To PEO Compensation, Footnote
(2)
CAP does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of SCT total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below:

Adjustments to Determine PEO Compensation Actually Paid	2025	2024	2023	2022	2021
Summary Compensation Table Total for PEO ($)	7,108,558	11,189,636	6,796,272	5,461,705	5,909,698
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	6,643,537	9,785,191	6,364,870	4,617,789	5,460,661
Plus Year-End Fair Value of Equity Awards Granted During	6,950,744	11,502,652	3,568,455	9,045,148	10,187,649

Adjustments to Determine PEO Compensation Actually Paid	2025	2024	2023	2022	2021
Year That Remained Unvested as of Last Day of Year
Plus Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	2,402,646	5,424,739	(2,682,482)	3,847,161	6,657,732
Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	(1,627,392)	3,440,717	(62,301)	2,489,456)	2,020,953
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	-	-	-	-	-
Plus Value of Dividends or Other Earnings Paid on Equity Awards Prior to the Vesting Date That Are Not Otherwise Reflected in Total Compensation	-	-	-	-	-
Compensation Actually Paid to PEO ($)	8,191,019	21,772,553	1,255,074	11,246,769	19,315,371

Non-PEO NEO Average Total Compensation Amount	$ 2,268,379	4,063,575	3,624,547	2,494,059	2,622,014
Non-PEO NEO Average Compensation Actually Paid Amount	$ 331,848	7,854,766	1,282,427	4,810,568	9,474,437
Adjustment to Non-PEO NEO Compensation Footnote

(4) This figure is the average of compensation actually paid for the Non-PEO NEOs in each covered year. CAP does not mean that these Non-PEO NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of SCT total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below:

Adjustments to Determine Average Non-PEO NEO Compensation Actually Paid	2025	2024	2023	2022	2021
Average Summary Compensation Table Total for Non-PEO NEOs ($)	2,268,379	4,063,575	3,624,547	2,494,059	2,622,014
Minus Non-PEO NEO Average Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	1,890,484	3,134,122	3,250,029	1,977,919	2,260,819
Plus Non-PEO NEO Average Year-End Fair Value of Equity Awards Granted During Year	2,026,013	3,684,211	1,916,487	3,605,709	4,384,115

Adjustments to Determine Average Non-PEO NEO Compensation Actually Paid	2025	2024	2023	2022	2021
That Remained Unvested as of Last Day of Year
Plus Non-PEO NEO Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	443,190	2,092,757	(809,715)	1,795,035	3,474,821
Plus Non-PEO NEO Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	(758,230)	1,148,345	(198,863)	(1,106,316)	1,254,306
Minus Non-PEO NEO Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	1,757,020	-	-	-	-
Plus Non-PEO NEO Average Value of Dividends or Other Earnings Paid on Equity Awards Prior to the Vesting Date That Are Not Otherwise Reflected in Total Compensation	-	-	-	-	-
Average Compensation Actually Paid to Non-PEO NEOs ($)	331,848	7,854,766	1,282,427	4,810,568	9,474,437

Compensation Actually Paid vs. Total Shareholder Return

The graph below reflects the relationship between (i) the PEO CAP and Average Non-PEO NEO CAP and (ii) our cumulated indexed TSR, assuming an initial $100 fixed investment on December 31 of the year prior to the earliest year for which disclosure is required and (iii) our Company Selected Measures for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025:

Compensation Actually Paid vs. Net Income	The graph below reflects the relationship between (i) the PEO CAP and the Average Non-PEO NEO CAP and (ii) our net income (loss) for the applicable reporting year:
Compensation Actually Paid vs. Company Selected Measure	The graph below reflects the relationship between (i) the PEO CAP and the Average Non-PEO NEO CAP and (ii) our revenue for the applicable reporting year:
Total Shareholder Return Vs Peer Group

The graph below reflects the relationship between (i) the PEO CAP and Average Non-PEO NEO CAP and (ii) our cumulated indexed TSR, assuming an initial $100 fixed investment on December 31 of the year prior to the earliest year for which disclosure is required and (iii) our Company Selected Measures for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025:

Tabular List, Table

List of Most Important Company Performance Measures for Determining NEO Compensation

The following is a list of performance measures (including the company-selected measure identified above), which in our assessment represent the most important financial performance measures used by us to link compensation actually paid to our named executive officers for 2025:

Most Important Company Performance Measures for Determining NEO Compensation

TSR
Revenue
Adjusted EBITDA*

* Non-GAAP financial measure. For a reconciliation of non-GAAP financial measures, see Appendix A.

Total Shareholder Return Amount	$ 415.6	561.72	348.14	422.2	343
Peer Group Total Shareholder Return Amount	268.23	287.31	238.72	142.94	219.51
Net Income (Loss)	$ (10,800,000)	$ 40,800,000	$ (43,400,000)	$ (24,300,000)	$ (51,300,000)
Company Selected Measure Amount	361,100,000	366,100,000	307,500,000	257,800,000	190,300,000
PEO Name	Chris Diorio, Ph.D.
The fair value of Volatility Minimum		69.19%	68.30%	66.64%	67.05%
The Fair Value Of Expected Life In Years Minimum		3 years 14 days	3 years 14 days	2 years 11 months 23 days	3 years 1 month 6 days
The Fair Value Of Expected Dividend Yield		0.00%	0.00%	0.00%	0.00%
The Fair Value Of Risk Free Rate Minimum		4.01%	3.54%	1.00%	0.06%
The Fair Value Of Volatility Maximum		71.94%	78.41%	77.33%	80.73%
The Fair Value Of Expected Life In Years Maximum		3 years 3 months 7 days	3 years 9 months 10 days	4 years 3 months 14 days	4 years 11 months 8 days
The Fair Value Of Risk Free Rate Maximum		4.77%	5.44%	4.57%	1.44%
Measure:: 1
Pay vs Performance Disclosure
Name	TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	The graph below reflects the relationship between (i) the PEO and the Average Non-PEO NEO CAP and (ii) our adjusted EBITDA for the applicable reporting year:
Other Performance Measure, Amount	69,600,000	65,900,000	21,800,000	28,900,000	9,100,000
Name	Adjusted EBITDA*
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,643,537)	$ (9,785,191)	$ (6,364,870)	$ (4,617,789)	$ (5,460,661)
PEO | Fair Value Of Equity Awards Granted During Year That Remained Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,950,744	11,502,652	3,568,455	9,045,148	10,187,649
PEO | Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,402,646	5,424,739	(2,682,482)	3,847,161	6,657,732
PEO | Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,627,392)	3,440,717	(62,301)	(2,489,456)	2,020,953
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,890,484)	(3,134,122)	(3,250,029)	(1,977,919)	(2,260,819)
Non-PEO NEO | Fair Value Of Equity Awards Granted During Year That Remained Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,026,013	3,684,211	1,916,487	3,605,709	4,384,115
Non-PEO NEO | Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	443,190	2,092,757	(809,715)	1,795,035	3,474,821
Non-PEO NEO | Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(758,230)	$ 1,148,345	$ (198,863)	$ (1,106,316)	$ 1,254,306
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,757,020)